Related Party Transactions - Summary of Remuneration of Key Management Personnel (Parenthetical) (Detail) - 12 months ended Mar. 31, 2020 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
CEO and Whole Time Director of the Company
Disclosure of transactions between related parties [line items]
Directors' remuneration expense	₨ 115	$ 2